Annual Total Returns- JPMorgan US Equity Fund (L Shares) [BarChart] - L Shares - JPMorgan US Equity Fund - Class L	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(1.53%)	17.35%	36.04%	13.83%	0.79%	10.88%	21.52%	(5.95%)	32.13%	26.54%